Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Notes Payable [Abstract]
Schedule of convertible notes payable
	Outstanding Principal as of					Warrants granted
	September 30, 2022	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The Second February 2022 Loan Agreement	$112,613	11%	-	(*)	February-23	-	-
The May 2022 Convertible Loan Agreement	76,814	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering	4,090,000	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering	2,150,000	18%	2.00	(*)	November-22	2,150,000	$3.00 – $6.00
	6,429,427
Less: Debt Discount	(360,854)
Less: Debt Issuance Costs	(5,648)
	6,062,926

(*)	As subject to adjustment as further outlined in the notes

	Outstanding Principal as of						Warrants granted
	December 31, 2021	December 31, 2020	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The September 2020 convertible Loan Agreement	$-	$341,880	12%	-	(*)	September-21	85,555	5
The First December 2020 convertible Loan Agreement	-	600,000	12%	-	(*)	December-21	-	-
The October 2020 convertible Loan Agreement	-	169,400	6%	-	(*)	October-21	-	-
The Second December 2020 convertible Loan Agreement	-	169,400	6%	-	(*)	December-21	-	-
The May 2021 Loan	-	-	-%	5.00	(*)	November-22	1,090,908	4.50
The July 2021 Loan	168,850	-	6%	-	(*)	July - 22
	168,850	1,280,680
Less: Debt Discount	(8,120)	(309,637)
Less: Debt Issuance Costs	(1,537)	(73,527)
		897,516
Less: Current Debt	(159,193)	(897,516)
Total Long-Term Debt	$-	$-